CONSOLIDATED STATEMENTS OF EARNINGS - USD ($) $ in Millions		12 Months Ended
		Jun. 30, 2015		Jun. 30, 2014		Jun. 30, 2013
NET SALES		$ 70,749		$ 74,401		$ 73,910
Cost of products sold		37,056		39,030		38,052
Selling, general and administrative expense		20,616		21,461		22,499
Goodwill and Indefinite-lived Intangibles Impairment Charges		0		0		308
Venezuela Deconsolidation Charge		2,028		0		0
OPERATING INCOME		11,049		13,910		13,051
Interest expense		626		709		668
Interest income		149		99		85
Other non-operating income/(expense), net		440		209		940
EARNINGS FROM CONTINUING OPERATIONS BEFORE INCOME TAXES		11,012		13,509		13,408
Income Tax Expense (Benefit)		2,725		2,851		3,062
NET EARNINGS FROM CONTINUING OPERATIONS		8,287		10,658		10,346
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest		(1,143)		1,127		1,056
NET EARNINGS		7,144		11,785		11,402
Less: Net earnings attributable to noncontrolling interests		108		142		90
NET EARNINGS ATTRIBUTABLE TO PROCTER & GAMBLE		$ 7,036		$ 11,643		$ 11,312
BASIC NET EARNINGS PER COMMON SHARE:
Earnings from continuing operations	[1]	$ 2.92		$ 3.78		$ 3.65
Income (Loss) from Discontinued Operations and Disposal of Discontinued Operations, Net of Tax, Per Basic Share	[1]	(0.42)		0.41		0.39
BASIC NET EARNINGS PER COMMON SHARE	[1],[2]	2.50		4.19		4.04
DILUTED NET EARNINGS PER COMMON SHARE:
Earnings from continuing operations	[1]	2.84	[3]	3.63	[3]	3.50
Income (Loss) from Discontinued Operations and Disposal of Discontinued Operations, Net of Tax, Per Diluted Share	[1]	(0.40)	[3]	0.38	[3]	0.36
DILUTED NET EARNINGS PER COMMON SHARE	[1],[2]	2.44	[3]	4.01	[3]	3.86
DIVIDENDS PER COMMON SHARE	[1]	$ 2.59		$ 2.45		$ 2.29

[1]	Basic net earnings per common share and diluted net earnings per common share are calculated on net earnings attributable to Procter & Gamble.
[2]	Basic net earnings per common share and diluted net earnings per common share are calculated on net earnings/(loss) attributable to Procter & Gamble.
[3]	Diluted net earnings per share is calculated on earnings attributable to Procter & Gamble.